Document and Entity Information	Mar. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE INVESTMENT TRUST
Registrant CIK	0000779991
SEC Form	497
Period end date	Mar. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated August 1, 2021
Amendment Flag	false